Operating expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Inventories At Beginning Of Each Year	$ 2,207,300,000	$ 1,647,569,000	$ 934,386,000
Purchases And Operating Expenses For Each Year
Purchases	6,174,758,000	5,510,012,000	21,349,001,000
Operating Expenses	23,413,031,000	20,431,164,000	18,318,787,000
Transfers To Property, Plant And Equipment, Net	(403,609,000)	0	0
Total	29,184,180,000	25,941,176,000	39,667,788,000
Inventories At The End Of Each Year	(1,828,892,000)	(2,207,300,000)	(1,647,569,000)
Cost Of Sales	$ 29,562,588,000	$ 25,381,445,000	$ 38,954,605,000